FINANCIAL INFORMATION OF PARENT COMPANY - CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Condensed Statement of Income Captions [Line Items]
Revenue			$ 49,280	¥ 343,077	¥ 17,492,415	¥ 73,208,166
Cost of revenue		¥ (115,060)	(192,804)	(1,342,266)	(16,435,590)	(23,782,054)
Gross loss	¥ (777,064)	136,267	(143,751)	(1,000,771)	996,268	49,366,502
Operating expenses:
Product development	(118,237)	(8,658,009)	(1,880,337)	(13,090,530)	(24,555,308)	(45,112,396)
Sales and marketing		(852,176)	(303,732)	(2,114,519)	(2,325,818)	(9,089,969)
General and administrative		(33,479,081)	(16,355,971)	(113,867,000)	(89,583,331)	(108,824,680)
Total operating expenses	(326,708,064)	41,753,392	23,377,018	162,746,124	105,991,298	163,027,045
Loss from operations	325,958,358	(41,594,445)	(23,516,425)	(163,716,655)	(104,765,492)	(113,310,589)
Interest expenses	(7,495,801)
Fair value change on warrants liability		964,594	(185,619)	(1,292,244)	(2,251,427)	(12,615,466)
Foreign exchange gain (loss)			(786,291)	(5,474,002)	(20,331,430)	19,206,747
Other expenses, net	(12,002,498)	7,840,727	1,346,297	9,372,652	1,598,663	4,669,587
Loss before income tax expense and share of loss in equity method investments		(48,216,891)	(27,768,893)	(193,321,480)	(234,991,909)	(169,704,427)
Income tax			0	0	0	0
Recovery of equity investment in excess of cost					0	60,548,651
Net loss	447,802,823	(50,041,769)	(28,177,876)	(196,168,740)	(239,284,796)	(112,092,907)
Other comprehensive loss, net of tax:
Currency translation adjustments		(2,642,951)	(113,984)	(793,531)	(1,314,265)	(9,525,761)
Total comprehensive loss	¥ 449,576,859	¥ (41,096,184)	(24,759,195)	(172,368,564)	(209,851,734)	(137,193,621)
Parent Company
Condensed Statement of Income Captions [Line Items]
Revenue			0	0	0	0
Cost of revenue			0	0	0	0
Gross loss			0	0	0	0
Operating expenses:
Product development			0	0	0	(43,710)
Sales and marketing			0	0	0	(231,884)
General and administrative			(9,791,323)	(68,165,230)	(21,435,150)	(62,979,090)
Total operating expenses			(9,791,323)	(68,165,230)	(21,435,150)	(63,254,684)
Loss from operations			(9,791,323)	(68,165,230)	(21,435,150)	(63,254,684)
Interest expenses			(4,762,301)	(33,154,189)	(98,308,205)	(76,989,899)
Fair value change on warrants liability			(185,619)	(1,292,243)	(2,251,427)	(12,615,466)
Foreign exchange gain (loss)			(236,814)	(1,648,652)	1,963,364	35,473,519
Other expenses, net			(235,053)	(1,636,394)	(18,180,060)	(21,649,514)
Loss before income tax expense and share of loss in equity method investments			(14,839,872)	(103,312,222)	(133,708,624)	(113,805,112)
Income tax			0	0	0	0
Recovery of equity investment in excess of cost			0	0	0	60,548,651
Equity in loss of subsidiaries and VIEs			(10,698,805)	(74,482,946)	(83,384,302)	(64,909,389)
Net loss			(25,538,677)	(177,795,168)	(217,092,926)	(118,165,850)
Other comprehensive loss, net of tax:
Currency translation adjustments			779,483	5,426,604	7,241,192	(19,027,771)
Total comprehensive loss			$ (24,759,194)	¥ (172,368,564)	¥ (209,851,734)	¥ (137,193,621)